Deferred dry-dock and special survey costs, net (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Second special survey cost	$ 2,093	$ 1,214	$ 1,622	$ 794
Second special survey cost		$ 1,506	1,379
Pyxis Theta [Member]
Second special survey cost			700
Pyxis Karteria [Member]
Second special survey cost			$ 806
Konkar Venture [Member]
Second special survey cost	798
Second special survey cost	1
Konkar Asteri [Member]
Second special survey cost	679
Second special survey cost	$ 1,478